SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Oct. 14, 2013	Nov. 15, 2013	Dec. 12, 2013
Subsequent Events [Abstract]
Common shares sold for consideration	100,000	100,000	100,000
Common shares issued for consideration	$ 100,000	$ 100,000	$ 100,000
Parent issued common shares in settlement			30,000,000